SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Office equipment	$ 170,523	$ 110,600
Less: accumulated depreciation	(95,216)	(80,522)
Total property and equipment, net	$ 75,307	$ 30,078